SCHEDULE OF RIGHT OF USE ASSETS OPERATING LEASE FROM RELATED PARTY (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Related Party Transaction [Line Items]
Total right-of-use assets – operating lease – related party	$ 2,325,978	$ 640,801
Related Party [Member]
Related Party Transaction [Line Items]
Total right-of-use assets – operating lease – related party	82,015	167,631
Sky Sun Trading Limited [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Total right-of-use assets – operating lease – related party	$ 82,015	$ 167,631